14. Income Taxes (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Canadian non-capital losses
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 74,608
Expiration date	2037
Canadian capital losses
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 1,742
Expiration date	Indefinite
Canadian tax basis of mineral interest
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 182,057
Expiration date	Indefinite
US non-capital losses
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 237
Expiration date	2037
US capital losses
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 1,192
Expiration date	2022
US tax basis of mineral interest
DisclosureOfIncomeTaxAttributesLineItems [Line Items]
Income tax attributes	$ 1,564
Expiration date	Indefinite